Long-Term Debt - Additional Information - NOK Bonds (Detail) - Nibor Loan $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) term_loan	Sep. 30, 2017 NOK	May 31, 2015 NOK
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021
Debt Instrument [Line Items]
Unsecured senior bonds | NOK			NOK 3,100,000,000
Debt instrument, carrying amount	$ 389.3
Debt instrument transfer of principal amount	$ 430.5
Senior unsecured bonds issued | NOK				NOK 3,100,000,000
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Minimum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	3.70%
Fixed interest rates based on cross currency swaps	5.92%		5.92%
Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October 2021 | Maximum
Debt Instrument [Line Items]
Debt instrument spread on variable rate	6.00%
Fixed interest rates based on cross currency swaps	7.72%		7.72%
Teekay Offshore
Debt Instrument [Line Items]
Debt instrument, carrying amount		$ 256.9
Number of debt instruments | term_loan		3